FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Significant Unobservable Inputs (Details) - Level 3 - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value
Indexed annuity and variable annuity product
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 808	$ 726